FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments at Fair Value
The following tables, by level within the fair value hierarchy, reflect the Plan's assets at fair value as of December 31, 2025 and December 31, 2024, respectively.

	Assets at Fair Value as of December 31, 2025

	Level 1	Level 2	Level 3	Total
First Financial Bancorp common stock	$8,549,934	$—	$—	$8,549,934
Mutual funds	92,314,440	—	—	92,314,440
Total assets in fair value hierarchy	100,864,374	—	—	100,864,374
Pooled separate accounts	—	—	—	73,564,975
Investments at fair value	$100,864,374	$—	$—	$174,429,349

	Assets at Fair Value as of December 31, 2024

	Level 1	Level 2	Level 3	Total
First Financial Bancorp common stock	$9,995,778	$—	$—	$9,995,778
Mutual funds	72,395,774	—	—	72,395,774
Total assets in fair value hierarchy	82,391,552	—	—	82,391,552
Pooled separate accounts	—	—	—	59,748,093
Investments at fair value	$82,391,552	$—	$—	$142,139,645